Statements of Cash Flows - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (52,845)	$ (101,993)	$ (59,511)
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Cash flows from operating activities:
Net loss	(52,845)	(101,993)	(59,511)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	4,096	5,441	5,735
Amortization	33,644	44,687	47,099
Changes in operating assets and liabilities:
Decrease (increase) in other receivables	(159,324)	27,791	(7,779)
Increase (decrease) in other payables	(2,865)	753	3,565
Increase (decrease) in accrued liabilities	14,223	18,840	21,382
(Decrease) increase in deferred revenue	(2,432)	(8,439)	11,465
(Decrease) increase in amount due to shareholder	912,058
Net cash provided by / (used in) operating activities	746,555	(12,920)	21,956
Net increase (decrease) in cash and cash equivalents	746,555	(12,920)	21,956
Effect of exchange rate changes on cash	(9,284)	(1,695)	(1,211)
Cash and cash equivalents, beginning balance	19,127	33,742	12,997
Cash and cash equivalents, ending balance	756,398	19,127	33,742
Supplementary cash flows information:
Cash paid for interest
Cash paid for income tax